4. Inventories	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Text Block]
4.	Inventories

Inventories consist of the following at December 31:

	2011	2010
Inventories:
Parts and supplies	$1,148,313	$1,362,960
Work-in-progress	500,262	381,475
Finished goods	1,121,746	313,981
Valuation reserve	(461,757)	(439,322)
	$2,308,564	$1,619,094